UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $212,195 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AQUILA INC                     COM              03840P102    45132 10720175 SH       SOLE                 10720175        0        0
B&H OCEAN CARRIERS LTD         COM              055090104    10668   589108 SH       SOLE                   589108        0        0
BEMA GOLD CORP                 COM              08135F107      151    30000 SH       SOLE                    30000        0        0
BOYD GAMING CORP               COM              103304101     1413    35000 SH       SOLE                    35000        0        0
CARMIKE CINEMAS INC            COM              143436400    10089   478600 SH       SOLE                   478600        0        0
CENDANT CORP                   CALL             151313903       42   470000 SH  CALL SOLE                   470000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    21366   547834 SH       SOLE                   547834        0        0
COMCAST CORP NEW               CL A             20030N101    16370   500000 SH       SOLE                   500000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    31838   764602 SH       SOLE                   764602        0        0
DPL INC                        COM              233293109    12605   470314 SH       SOLE                   470314        0        0
GASTAR EXPL LTD                COM              367299104      801   337393 SH       SOLE                   337393        0        0
JETBLUE AWYS CORP              COM              477143101      182    15000 SH       SOLE                    15000        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     8673   190900 SH       SOLE                   190900        0        0
NTELOS HLDGS CORP              COM              67020Q107    10476   725000 SH       SOLE                   725000        0        0
NTL INC NEW                    COM              62941W101     7250   291149 SH       SOLE                   291149        0        0
PACIFIC ETHANOL INC            COM              69423U107      231    10000 SH       SOLE                    10000        0        0
RELIANT ENERGY INC             COM              75952B105      375    31300 SH       SOLE                    31300        0        0
ROCKWOOD HLDGS INC             COM              774415103    10819   470200 SH       SOLE                   470200        0        0
SPRINT NEXTEL CORP             PUT              852061950        0   600000 SH  PUT  SOLE                   600000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    23714  1618680 SH       SOLE                  1618680        0        0